Other (expenses)/income	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Other (expenses)/income

4. Other (expenses)/income

	Six months ended
	June 30,	June 30,
	2023	2022
	£	£
Unrealized and realized exchange differences	(87,631)	54,002

Unrealized and realized exchange differences in the period relate to retranslation of the US dollar denominated convertible loan notes as at the period end.